Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Interest receivable	276,316	346,994
Deposits with third-party payment channels (i)	241,719	242,863
Advance to suppliers (ii)	68,986	81,821
Input VAT (iii)	78,657	58,058
Deferred platform commission cost	37,690	32,004
Prepaid service fee and issuance fee	42,530	26,172
Others	29,174	31,794

	775,072	819,706

(i)
Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)	Advance to suppliers were primarily for advertising fees and related service fees.
(iii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.